INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F



Report for the Calendar Quarter Ended:    September 30, 1999

Check here if Amendment [ ]


Name of Institutional Investment Manager:

        First Commerce Investors, Inc.

Business Address:

        1248 O Street, Lincoln, NE  68508

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

        Anne E. Hansen      (402) 434-4415           Vice-President



     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed in its behalf of the City of Lincoln and State of Nebraska on the 29th day of September, 1999.

                                      First Commerce Investors, Inc.
                                     ----------------------------------
                                     (Name of Institutional Investment Manager)


                                      /S/ Anne E. Hansen
                                     -----------------------------------
                                    (Manual Signature of Person Duly Authorized
                                     to Submit this Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one files this report):

13F File numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:              13F File No.         Name:                 13F File No.

1._______________ _______________       7. __________________ __________
2._______________ _______________       8. __________________ __________
3._______________ _______________       9. __________________ __________
4._______________ _______________       10.__________________ __________
5._______________ _______________       11.__________________ __________
6._______________ _______________       12.__________________ __________


                                           SECURITIES AND EXCHANGE COMMISSION FORM 13-F
                                                      ASSET AS OF 9/30/99


   - - - - - ITEM 1 AND 2 - - - - -      ITEM 3      ITEM 4    ITEM 5     - - - - ITEM 6 - -  -ITEM 7      - - - - ITEM 8 - - - -

                                                      MARKET                            INVESTMENT DISC        VOTING AUTHORITY
                                                      VALUE      SHS OR   SOLE    SHR    OTHER        SOLE     SHARED     NONE
       ISSUER AND TITLE OF CLASS           CUSIP     (X$1000)   PRN AMT   (A)     (B)    (C)    MANAGER(A)       (B)      (C)
---------------------------------------------------------------------------------------------------------------------------------
AFLAC INC                                 001055102        348      8,300         X      X              8,300
A T & T CORP                              001957109        863     19,820         X      X             19,820
ABBOTT LABORATORIES                       002824100        594     16,200         X      X             16,200
AETNA INC                                 008117103       3232     65,619         X      X             52,919     12700
AIR EXPRESS INTL CORP COM                 009104100        880     38,775         X      X             38,775
ALBERTSON'S INC                           013104104        243      6,149         X                     6,149
ALLSTATE CORP                             020002101       3240    129,898         X      X            121,476      8422
ALLTEL CORP                               020039103     22,809    324,103         X      X            275,412     48691
AMERICAN GENERAL CORP                     026351106        316      5,000         X      X              5,000
AMERICAN HOME PRODUCTS CORP               026609107        481     11,600         X                    11,600
AMERICAN INTL GROUP INC                   026874107        436      5,021         X      X              5,021
AMERITECH CORP                            030954101        396      5,929         X      X              5,929
AMGEN INC                                 031162100        258      3,168         X      X              3,168
ANHEUSER BUSCH CO INC                     035229103      1,667     23,794         X                    20,994      2800
AUTOLIV INC                               052800109      8,536    226,856         X      X            174,856     52000
BP AMOCO PLC SPONSORED ADR                055622104        364      3,285         X      X              2,407       878
BANK OF NEW YORK INC                      064057102        298      8,900         X                     8,900
BANK ONE CORP NEW                         06423A103        682     19,600         X                       200     19400
BARRETT RESOURCES CORP                    068480201        242      6,553         X      X              6,553
BAXTER INTERNATIONAL                      071813109        387      6,428         X                     6,428
BELL ATLANTIC CORP                        077853109        620      9,219         X      X              7,219      2000
BELLSOUTH CORP                            079860102        561     12,464         X      X             12,464
BERKSHIRE HATHAWAY INC DEL CL A           084670108     17,897        327         X      X                259         2       66
BERKSHIRE HATHAWAY INC DEL CL B           084670207        288        155         X                       155
H & R BLOCK INC                           093671105     11,547    265,831         X      X            246,301     19530
BOEING CO                                 097023105        642     15,050         X      X             13,450      1600
BRISTOL MYERS SQUIBB CO                   110122108       1350     19,990         X      X             16,390      3600
BUCKLE INC                                118440106      1,570     90,950         X      X             36,950    54,000
CARNIVAL CORP                             143658102     13,332    306,491         X      X            233,951    72,540
CENTRAL & SOUTH WEST CORP                 152357109        201      9,512         X      X              7,162      2350
CHEVRON CORP                              166751107        311      3,496         X      X              3,496
CISCO SYSTEMS                             17275R102        306      4,456         X      X              4,456
CITIGROUP INC                             172967101        896     20,368         X      X             19,351      1017
COCA COLA CO                              191216100       1576     32,680         X      X             31,480      1200
COLGATE PALMOLIVE CO                      194162103        910     19,888         X      X             19,888
COMMERCIAL FEDERAL CORP                   201647104       3619    184,385         X      X            154,045     30340
COMPX INTL INC CL A                       20563P101        790     41,550         X      X             41,550
CONAGRA INC                               205887102      2,683    118,899         X      X            113,799      5100
CORVEL CORP                               221006109       1638     74,410         X      X             40,410     34000
DEBEERS CONS MINES LTD ADR                240253302       3613    133,800         X      X            130,800     3,000
DISNEY (WALT) CO                          254687106       2907    112,108         X      X             85,408     26700
DU PONT (E.I.) DE NEMOURS & CO            263534109        558      9,220         X      X              9,220
DUFF & PHELPS CREDIT RATING CO            26432F109       2852     35,675         X      X             35,675
EASTMAN KODAK                             277461109        207      2,738         X                     2,738
ECOLAB INC                                278865100        823     24,130         X      X             21,130      3000
EMERSON ELECTRIC CO                       291011104        259      4,100         X      X              4,100
ENRON CORP                                293561106      1,547     37,686         X      X             37,686
EXXON CORP                                302290101      2,693     35,444         X      X             33,744      1700
FAIR ISAAC & CO INC                       303250104       4087    145,650         X      X             99,180     46470
FEDERAL HOME LOAN MTG CORP VOTING         313400301     11,898    224,950         X      X            183,050     41900
FEDERAL NATIONAL MORTGAGE ASSN            313586109      9,569    152,641         X      X            119,341     33300
FIRST COMMERCE BANCSHARES INC CL A        319777108        828     39,661         X      X             30,553               9108
FIRST COMMERCE BANCSHARES INC CL B        319777207      8,272    398,648         X      X            361,034             37,614
FORD MOTOR CO                             345370100        509     10,136         X                    10,136
FRANKLIN RESOURCES                        354613101        565     18,490         X      X             15,490      3000
GTE CORP                                  362320103        428      5,561         X      X              3,961      1600
GENERAL ELECTRIC CO                       369604103      4,103     34,609         X      X             28,609     6,000
HASBRO INC                                418056107     11,601    540,825         X      X            526,350    14,475
HEWLETT PACKARD CO                        428236103       1162     12,800         X      X             11,600      1200
HON INDS INC                              438092108       3700    192,225         X      X            190,985      1240
HUB GROUP INC CL A                        443320106        480     23,500         X      X             23,500
INTEL CORP                                458140100      3,107     16,600         X      X             39,800      2000
INTERNATIONAL BUSINESS MACHINES           459200101       1117      9,225         X      X              9,225
JOHNSON & JOHNSON                         478160104       1066     11,600         X      X             11,600
K N ENERGY INC                            482620101        565     25,202         X      X             25,202
KEYSTONE AUTOMOTIVE INDS INC              49338N109       5540    506,340         X      X            431,940    74,400
KONINKLIJKE PHILIPS ELECTRONICS NE        500472204       5004     49,543         X      X             27,799     21744
   (NY REG SHS)
LEE ENTERPRISES INC                       523768109      6,882    251,401         X      X            251,401
LILLY (ELI) & CO                          532457108        713     11,100         X      X             11,100
LILLY INDS INC. CL A                      532491107       3954    290,225         X      X            237,625     52600
LUCENT TECHNOLOGIES INC                   549463107       1038     16,010         X      X             16,010
MBIA INC COM                              55262C100        280      6,000         X                     6,000
MBNA CORP                                 55262L100       1078     47,245         X      X             47,245
MCI WORLDCOM INC                          55268B106        542      7,528         X      X              7,528
MANPOWER INC WIS                          56418H100      6,305    216,462         X      X            166,712     49750
MCDONALDS CORP                            580135101        271      6,256         X                     6,256
MEDIAONE GROUP INC                        58440J104        298      4,363         X      X              4,363
MELLON BANK CORP                          585509102        309      9,184         X                     9,184
MERCK & CO INC                            589331107       1271     19,600         X      X             19,600
MERCURY GENERAL CORP NEW                  589400100       4471    162,225         X      X            131,375     30850
MICROSOFT CORPORATION                     594918104       2086     23,043         X      X             23,043
MIDAMERICAN ENGY HOLDINGS CO NEW          59562V107       1987     67,375         X      X             31,775     35600
MOBIL CORP                                607059102        584       5800         X      X               5800
MORGAN JP & CO INC                        616880100        280       2450         X                      1000      1450
MORGAN STANLEY DEAN WITTER & CO           617446448        971      10889         X      X               1624      9265
MOTORCAR PARTS & ACCESSORIES INC          620071100        736    204,950         X      X            142,055     62895
MOTOROLA INC                              620076109       1830     20,800         X                     1,300     19500
NASH-FINCH CO                             631158102        194     27,732         X      X             27,732
NEW HORIZONS WORLDWIDE INC                645526104       3332    209,899         X      X             80,190    129709
NEWELL RUBBERMAID INC COM                 651229106        266      9,315         X                     9,315
NOKIA CORP ADR                            654902204       7214     80,295         X      X             40,615     39680
OMNICOM GROUP                             681919106        312      3,936         X                     3,936
OSHKOSH B'GOSH INC CL A                   688222207         98      6,105         X                                6105
PEPSICO INC                               713448108        218      7,133         X      X              7,133
PERSONNEL GROUP AMERICA INC               715338109       2156    344,735         X      X            207,250    137485
PHARMACIA & UPJOHN INC                    716941109       2701     54,445         X      X             53,545       900
PFIZER INC                                717081103        960     26,750         X      X             26,750
PHILIP MORRIS COMPANIES INC               718154107      6,208    181,587         X      X            181,587
ROYAL DUTCH PETROLEUM COMPANY             780257804      5,173     87,578         X      X             83,778      3800
SBC COMMUNICATIONS INC                    78387G103        695     13,598         X      X             13,598
SCHWEITZER-MAUDUIT INTL INC COM           808541106        681     52,600         X      X             52,600
SCOR SPONSORED ADR                        80917Q106        364      7,550         X      X              7,550
SITEL CORP                                82980K107        108     25,345         X      X             25,345
SMITHKLINE BEECHAM PLC ADR RPSTG ORD A    832378301       1297     22,506         X      X             20,006      2500
SPRINT CORP (FON GROUP)                   852061100      1,592     29,337         X      X             26,937      2400
SPRINT CORP (PCS GROUP)                   852061506        526      7,055         X      X              6,455       600
SYSCO CORP                                871829107        435     12,400         X      X              1,400     11000
TEXACO INC                                881694103        700     11,090         X      X              9,308      1782
20TH CENTURY IND COM                      901272203       3174    163,819         X                   163,819
US BANCORP DEL                            902973106      5,444    180,354         X      X             97,754    82,600
UNION PACIFIC CORP                        907818108        370      7,683         X      X              7,683
U.S. WEST INC NEW                         91273H101        314      5,499         X      X              5,499
VISHAY INTERTECH INC                      928298108     13,840    582,771         X      X            481,545    101226
VODAFONE AIRTOUCH PLC SPONS ADR           92857T107        231        972         X      X                972
VULCAN MATERIALS                          929160109        440     12,000         X      X             12,000
WALLACE COMPUTER SVCS INC                 932270101      9,346    461,535         X      X            385,085    76,450
WARNER-LAMBERT COMPANY                    934488107        398      6,000         X      X              6,000
WASTE CONNECTIONS INC                     941053100      5,058    245,958         X                   245,958
WAUSAU-MOSINEE PAPER CORP                 943315101       1432    118,150         X      X            117,150      1000
WELLS FARGO & CO NEW                      949746101       5844    147,504         X      X             46,184    101320
WERNER ENTERPRISES INC                    950755108     10,801    612,828         X      X            481,616    131212
WEST TELESERVICES CORP                    956188106       4360    420,210         X      X            125,120    295090

TOTALS                                                 328,237 10,547,406                           8,485,150 2,040,668   46,788